Current Assets – Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2021
Current Assets Cash And Cash Equivalents [Abstract]
Current Assets – Cash and Cash Equivalents

Note 14. Current Assets – Cash and Cash Equivalents

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Cash at bank and in hand	15,538,510	2,077,089
Short-term deposits	102,654,667	40,573,769
Total cash and cash equivalents	118,193,177	42,650,858

Cash at bank earns interest at floating rates based on daily bank deposit rates. The carrying amounts of cash and cash equivalents represent fair value.

Short term‑deposits are with two major Australian banks and are made for varying periods of between 30 and 90 days, depending on the immediate cash requirements of the Group, and earn interest at a fixed rate for the respective short‑term deposit periods. At year end, the average rate was 0.24% (2020: 1.01%).

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